16. Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings And Financing Tables
Borrowings and financing outstanding
Borrowings and financing outstanding balance	December 31, 2017			December 31, 2016
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
10th issue debentures	41,702	80,953	122,655	40,967	120,343	161,310
12th issue debentures	45,450	294,702	340,152	45,450	340,165	385,615
14th issue debentures	40,503	141,351	181,854	39,802	178,571	218,373
15th issue debentures	346,414	345,788	692,202	97,692	672,657	770,349
17th issue debentures	144,391	781,922	926,313	140,144	904,094	1,044,238
18th issue debentures	33,020	194,872	227,892	32,436	223,840	256,276
19th issue debentures	-	-	-	199,461	-	199,461
20th issue debentures	250,000	246,890	496,890	-	495,533	495,533
21st issue debentures	-	499,628	499,628	-	-	-
Brazilian Federal Savings Bank	78,487	1,154,599	1,233,086	59,199	1,088,160	1,147,359
Brazilian Development Bank - BNDES BAIXADA SANTISTA	16,782	16,782	33,564	16,603	33,207	49,810
Brazilian Development Bank - BNDES PAC	11,143	50,028	61,171	10,987	60,293	71,280
Brazilian Development Bank - BNDES PAC II 9751	4,334	22,991	27,325	4,288	27,007	31,295
Brazilian Development Bank - BNDES PAC II 9752	2,367	19,526	21,893	2,341	21,659	24,000
Brazilian Development Bank - BNDES ONDA LIMPA	23,469	146,461	169,930	23,219	168,083	191,302
Brazilian Development Bank - BNDES TIETÊ III	30,378	280,825	311,203	30,054	307,862	337,916
Brazilian Development Bank - BNDES 2015	10,050	397,922	407,972	-	233,967	233,967
Leases	17,573	544,044	561,617	14,914	537,602	552,516
Other	1,466	9,477	10,943	746	10,829	11,575
Interest and charges	101,855	-	101,855	121,605	-	121,605
Total in local currency	1,199,384	5,228,761	6,428,145	879,908	5,423,872	6,303,780

Borrowings and financing outstanding balance	December 31, 2017			December 31, 2016
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 713 (US$ 25,097 thousand in December 2016)	-	-	-	81,794	-	81,794
Inter-American Development Bank - BID 1212 – US$ 82,225 thousand (US$ 92,503 thousand in December 2015)	34,000	238,000	272,000	33,499	267,979	301,478
Inter-American Development Bank - BID 2202 – US$ 444,871 thousand (US$ 438,071 thousand in December 2016)	81,757	1,375,358	1,457,115	75,143	1,339,803	1,414,946
International Bank of Reconstruction and Development -BIRD – US$ 91,286 thousand (US$ 79,946 thousand in December 2016)	-	301,665	301,665	-	260,224	260,224
Deutsche Bank – US$ 150,000 thousand (US$ 150,000 thousand in December 2016)	248,100	242,343	490,443	-	480,244	480,244
Eurobonds – US$ 350,000 thousand (US$ 350,000 thousand in December 2016)	-	1,155,331	1,155,331	-	1,137,395	1,137,395
JICA 15 – ¥ 13,829,160 thousand (¥ 14,981,590 thousand in December 2016)	33,881	372,696	406,577	32,175	386,111	418,286
JICA 18 – ¥ 12,433,920 thousand (¥ 13,470,080 thousand in December 2016)	30,463	334,849	365,312	28,930	346,889	375,819
JICA 17 – ¥ 1,534,959 thousand (¥ 1,596,251 thousand in December 2016)	2,507	41,835	44,342	1,205	42,675	43,880
JICA 19 – ¥ 29,777,232 thousand (¥ 27,596,009 thousand in December 2016)	-	873,383	873,383	-	768,463	768,463
BID 1983AB – US$ 82,404 thousand (US$ 106,346 thousand in December 2016)	79,201	189,990	269,191	78,030	263,921	341,951
Interest and charges	37,462	-	37,462	35,883	-	35,883
Total in foreign currency	547,371	5,125,450	5,672,821	366,659	5,293,704	5,660,363

Total borrowings and financing	1,746,755	10,354,211	12,100,966	1,246,567	10,717,576	11,964,143

Borrowings terms
Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

10th issue debentures	Own funds	2020	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)	IPCA (Series 2)
12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
15th issue debentures	Own funds	2019	CDI + 0.99% (Series 1) and 6.2% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75 (Series 1) and 4.5% (Series 2) and4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
19th issue debentures	Own funds	2017	CDI + 0.80% to 1.08%
20th issue debentures	Own funds	2019	CDI + 3.80%
21st issue debentures	Own funds	2022	CDI + 0.60% and CDI+ 0.90%
Brazilian Federal Savings Bank	Own funds	2018/2038	5% to 9.5%	TR
Brazilian Development Bank - BNDES BAIXADA SANTISTA	Own funds	2019	2.5%+TJLP
Brazilian Development Bank - BNDES PAC	Own funds	2023	2.15%+TJLP
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	1.72%+TJLP
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	1.72%+TJLP
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	1.92%+TJLP
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	1.66%+TJLP
Brazilian Development Bank - BNDES 2015	Own funds	2035	2.5%+TJLP
Leases		2035	7.73% to 10.12%	IPC
Other	Own funds	2018/2025	12% (Presidente Prudente) and TJLP + 1.66% (FINEP)	TR

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 – US$ 82,225 thousand	Government	2025	2.74% (*)	US$
Inter-American Development Bank - BID 2202 - US$ 444,871 thousand	Government	2035	2.33% (*)	US$
International Bank for Reconstruction and Development - BIRD US$ 91.286 thousand	Government	2034	1.71% (*)	US$
Deutsche Bank US$ 150,000 thousand	-	2019	Libor+4.50%(*)	US$
Eurobonds – US$ 350,000 thousand	-	2020	6.25%	US$
JICA 15 – ¥ 13,829,160 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥ 12,433,920 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥ 1,534,959 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥ 29,777,232 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$ 82,404 thousand	-	2023	Libor + 1.88% to 2.38% (*)	US$

(*)Rates comprising LIBOR + contractually defined spread.

Borrowings payment schedule

	2018	2019	2020	2021	2022	2023	2024 to 2038	TOTAL
LOCAL CURRENCY
Debentures	901,480	1,022,262	576,364	375,660	354,807	159,790	97,223	3,487,586
Brazilian Federal Savings Bank	78,487	69,516	71,998	75,721	79,743	71,768	785,853	1,233,086
BNDES	98,523	112,594	94,467	94,019	94,019	88,335	451,101	1,033,058
Leasing	17,573	32,766	34,384	36,143	38,056	40,775	361,920	561,617
Other	1,466	1,370	1,370	1,370	1,370	1,370	2,627	10,943
Interest and charges	101,855	-	-	-	-	-	-	101,855
TOTAL IN LOCAL CURRENCY	1,199,384	1,238,508	778,583	582,913	567,995	362,038	1,698,724	6,428,145
FOREIGN CURRENCY
BID	115,757	115,757	115,757	115,757	115,757	115,758	1,034,572	1,729,115
BIRD	-	10,056	20,112	20,112	20,112	20,113	211,160	301,665
Deutsche Bank	248,100	242,343	-	-	-	-	-	490,443
Eurobonds	-	-	1,155,331	-	-	-	-	1,155,331
JICA	66,851	114,173	114,173	114,173	114,173	114,173	1,051,898	1,689,614
BID 1983AB	79,201	58,526	58,526	25,446	25,446	22,046	-	269,191
Interest and charges	37,462	-	-	-	-	-	-	37,462
TOTAL IN FOREIGN CURRENCY	547,371	540,855	1,463,899	275,488	275,488	272,090	2,297,630	5,672,821
Overall Total	1,746,755	1,779,363	2,242,482	858,401	843,483	634,128	3,996,354	12,100,966

Changes in borrowings
	December 31, 2016	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Borrowings costs- expenses	December 31, 2017

LOCAL CURRENCY
Debentures	3,641,912	500,000	(1,157)	-	51,768	-	(301,493)	(597,794)	176,780	103,215	3,611	3,576,842
Brazilian Federal Savings Bank	1,150,691	144,654	-	-	5,495	1,415	(95,854)	(65,836)	78,283	17,826	-	1,236,674
BNDES	946,984	171,153	-	-	5,405	2,512	(78,466)	(87,993)	33,938	48,294	209	1,042,036
Leasing	552,516	-	-	24,693	-	-	-	(15,593)	-	-	-	561,616
Other	11,677	-	-	-	116	-	(876)	(750)	779	31	-	10,977
TOTAL IN LOCAL CURRENCY	6,303,780	815,807	(1,157)	24,693	62,784	3,927	(476,689)	(797,966)	289,780	169,366	3,820	6,428,145

FOREIGN CURRENCY
BID	1,811,664	96,889	(2,497)	-	(15,193)	40,228	(38,654)	(189,280)	22,547	16,803	750	1,743,257
BIRD	261,337	35,710	-	-	2,874	2,837	(4,049)	-	3,662	888	19	303,278
Deutsche Bank	485,090	-	(720)	-	7,335	-	(31,774)	-	21,286	11,925	3,584	496,726
Eurobonds	1,141,469	-	-	-	17,115	-	(85,338)	-	55,046	29,529	821	1,158,642
JICA	1,617,215	63,909	(287)	-	82,563	2,525	(28,652)	(65,702)	27,602	1,115	160	1,700,448
BID 1983AB	343,588	-	(82)	-	1,609	-	(10,931)	(75,610)	6,858	3,715	1,323	270,470
TOTAL IN FOREIGN CURRENCY	5,660,363	196,508	(3,586)	-	96,303	45,590	(199,398)	(330,592)	137,001	63,975	6,657	5,672,821
Overall Total	11,964,143	1,012,315	(4,743)	24,693	159,087	49,517	(676,087)	(1,098,558)	426,781	233,341	10,477	12,100,966

	December 31, 2015	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Borrowings costs- expenses	December 31, 2016

LOCAL CURRENCY
Debentures	4,203,127	-	(1,241)	-	105,385	-	(375,027)	(663,468)	214,245	154,814	4,077	3,641,912
Brazilian Federal Savings Bank	1,067,464	113,310	-	-	15,619	6,405	(89,896)	(52,315)	63,813	26,291	-	1,150,691
BNDES	696,329	313,072	(2,242)	-	-	-	(55,806)	(76,469)	38,172	33,768	160	946,984
Leasing	534,894	-		32,111	-	-	-	(14,489)	-	-	-	552,516
Other	1,962	10,014	-	-	31	-	(905)	(655)	1,149	81	-	11,677
TOTAL IN LOCAL CURRENCY	6,503,776	436,396	(3,483)	32,111	121,035	6,405	(521,634)	(807,396)	317,379	214,954	4,237	6,303,780

FOREIGN CURRENCY
BID	2,194,353	113,543	(3,819)	-	(396,817)	37,412	(42,429)	(133,063)	21,792	20,100	592	1,811,664
BIRD	238,940	59,983	-	-	(40,213)	1,971	(1,876)	-	1,916	597	19	261,337
Deutsche Bank	-	469,020	(9,167)	-	19,845	-	-	-	2,042	2,804	546	485,090
Eurobonds	1,922,256	-	-	-	(334,915)	-	(128,283)	(437,752)	69,002	50,239	922	1,141,469
JICA	1,756,969	188,755	(468)	-	(259,455)	5,771	(33,799)	(73,854)	30,791	2,362	143	1,617,215
BID 1983AB	505,306	-	(236)	-	(78,910)	-	(11,923)	(83,247)	6,548	4,772	1,278	343,588
TOTAL IN FOREIGN CURRENCY	6,617,824	831,301	(13,690)	-	(1,090,465)	45,154	(218,310)	(727,916)	132,091	80,874	3,500	5,660,363
Overall Total	13,121,600	1,267,697	(17,173)	32,111	(969,430)	51,559	(739,944)	(1,535,312)	449,470	295,828	7,737	11,964,143

Borrowings and financing - Credit Limited
Agent	December 31, 2017
(in millions of reais (*))
Brazilian Federal Savings Bank	1,487
Brazilian Development Bank – BNDES	1,576
Inter-American Development Bank – BID	436
Japan International Cooperation Agency – JICA	244
Other	38
TOTAL	3,781

(*)Brazilian Central Bank’s exchange rate as of December 31, 2017 (US$ 1.00 = R$ 3.3080; ¥ 1.00 = R$ 0.02940).